Interest Expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of components of net interest expense
The components of interest expense are as follows:

	2023	2022	2021
Interest on debt	203	164	163
Interest on exchangeable debentures (Note 25)	29	29	29
Interest on exchangeable preferred shares (Note 25)	28	28	28
Capitalized interest (Note 18)	(57)	(16)	(14)
Interest on lease liabilities	9	7	7
Credit facility fees, bank charges and other interest	21	27	20
Tax shield on tax equity financing (Note 24)	—	(2)	(9)
Accretion of provisions (Note 23)	48	49	32
Interest expense	281	286	256